INVESTMENT IN ASSOCIATE - Summarized Consolidated Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]
Disclosure of associates [line items]
Current assets	$ 429.2	$ 839.4
Total assets	8,012.9	8,763.3
Current liabilities	496.4	780.7
Total liabilities	3,988.9	4,316.0
Carrying Amount	146.0	$ 0.0
Leagold Mining Corporation
Disclosure of associates [line items]
Current assets	190.0
Non-current assets	852.2
Total assets	1,042.1
Current liabilities	142.4
Non-current liabilities	317.1
Total liabilities	459.5
Net assets	582.7
Company's share of net assets	119.5
Goodwill	26.5
Carrying Amount	$ 146.0

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.